Summary of significant accounting policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Software development cost	$ 13,800,811	$ 13,056,478
Goodwill, impairment loss